Employee Severance Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Severance Benefits [Abstract]
Minimum employment period for severance benefit eligibility, years	1 year
Percentage of liability for severance obligations deposited with pension fund	72.00%
Unfunded liability for employee severance payments, period expense	$ 231	$ 57	$ 102
Total Liability for Employees? severance benefits	452
Employees? severance benefits current	$ 115